Deferred Government Grants (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Government Grants [Abstract]
Balance at beginning of the period	$ 1,957	$ 2,108	$ 2,108	$ 4,014	$ 7,316
Recognized as other operating income		(271)	(281)	(1,650)	(2,880)
Foreign currency translation difference	24	51	130	(256)	(422)
Balance at ending of the period	$ 1,933	$ 1,888	$ 1,957	$ 2,108	$ 4,014